EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Disclosure of share capital, reserves and other equity interest [text block]

19) EQUITY

Share capital

As of December 31, 2017, share capital stood at 48 thousand U.S. dollars (€33,304), divided into 73,909,056 shares. PikCo owns 68.14% of ordinary shares of Atento S.A.

Share premium

The share premium refers to the difference between the subscription price that the shareholders paid for the shares and their nominal value. Since this is a capital reserve, it can only be used to increase capital, offset losses, redeem, reimburse or repurchase shares.

Reserve for acquisition of non-controlling interest

Refers to options attributable to the parent company in the acquisition of RBrasil and Interfile in the total amount of 23,531 thousand U.S. dollars as of December 31, 2017 and 1,057 thousand of U.S. dollars for acquisition of RBrasil as of December 31, 2016.

Dividends

On October 31, 2017, our Board of Directors declared a cash interim dividend of 24,147 thousand U.S. dollars with dividends declared per share of $0.33, paid on November 28, 2017.

Legal reserve

According to commercial legislation in Luxembourg, Atento S.A. must transfer 5% of its year profits to legal reserve until the amount reaches 10% of share capital. The legal reserve cannot be distributed.

At December 31, 2016 and 2017, no legal reserve had been established, mainly due to the losses incurred by Atento S.A.

Translation differences

Translation differences reflect the differences arising on account of exchange rate fluctuations when converting the net assets of fully consolidated foreign companies from local currency into Atento Group’s presentation currency (U.S. dollars).

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Stock-based compensation

a) Description of sharebased payment arrangements

In 2014, Atento granted the following two share-based payment arrangements to directors, officers and other employees, for the Company and its subsidiaries;

1. Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: December 3, 2014

• Amount: 256,134 RSUs

• Vesting period: 50% vests on October 1, 2015 and the remaining 50% vests on October 1, 2016.

• There are no other vesting conditions.

2. Performance RSU (equity settled)

• Grant date: December 3, 2014

• Amount: 931,189 RSUs

• Vesting period: 100% of the RSUs vest on October 1, 2017.

• Performancebased vesting conditions:

• TSR Tranche: 50% of the RSUs shall satisfy the performancevesting condition, if at all, based on the Total Shareholder Return (“TSR”) thresholds set forth, and measured from October 1, 2014 through the end of the financial quarter immediately preceding October 1, 2017; provided, that the baseline price for purposes of measuring the TSR compound annual growth will be $15.00. The thresholds are as follow:

• Below 10% compound annual growth: nil RSUs vest;

• 10% compound annual growth: 25% of the RSUs vest;

• 22% compound annual growth: 100% of the RSUs vest; and

• Compound annual growth between 10% and 22%: RSUs vest based on a linear relationship

• Adjusted EBITDA Tranche: The remaining 50% of the RSUs shall satisfy the performance vesting condition, if at all, based on the Adjusted EBITDA thresholds set forth; provided, that for purposes of measuring the Adjusted EBITDA Tranche, the Performance Period shall include the time period between end of the financial quarter immediately preceding October 1, 2014 through the end of the financial quarter immediately preceding October 1, 2017. The thresholds are as follow:

• Below 8% compound annual growth: nil RSUs vest;

• 8% compound annual growth: 25% of the RSUs vest;

• 13.5% compound annual growth: 100% of the RSUs vest; and

• Compound annual growth between 8% and 13.5%: RSUs vest based on a linear relationship.

The TSR Tranche and the Adjusted EBITDA Tranche are treated separately. Thus, for example, even if the TSR threshold is not met, provided the Adjusted EBITDA threshold is met, PRSUs will vest.

On July 1, 2016, Atento granted the following share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries:

1. Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: July 1, 2016

• Amount: 1,384,982 RSUs

• Vesting period: 100% of the RSUs vest on January 4, 2019

• There are no other vesting conditions

On July 3, 2017, Atento granted a new share-based payment arrangement to directors, officers and other employees, for the Company and its subsidiaries:

  Time Restricted Stock Units (“RSU”) (equity settled)

• Grant date: July 3, 2017

• Amount: 886,187 RSUs

• Vesting period: 100% of the RSUs vest on January 2, 2020

• There are no other vesting conditions

b) Measurement of fair value

The fair value of the RSUs, for all arrangements, has been measured using the BlackScholes model. For all arrangements are equity settled and the fair value of RSUs is measured at grant date and not remeasured subsequently. The inputs used in the measurement of the fair values at the grant date are presented here below.

The 2014 Plan:

	Time RSU		Performance RSU
	Time RSU	Time RSU	Adj. EBITDA	TSR 1	TSR 2	Comments

Variable
Stock price (USD)	11.06	11.06	11.06	11.06	11.06	Stock price of Atento S.A. in USD at grant date December 3, 2014
Strike price (USD)	0.01	0.01	0.01	19.97	27.74	Value close to nil will be paid
Time (years)	1	2	3	3	3	Time to vest as per the contract
Risk free rate	18.00%	0.57%	1.04%	1.04%	1.04%	USD risk free rate obtained from Bloomberg
Expected volatility	4.11%	4.11%	4.11%	4.11%	4.11%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	2.00%	2.00%	2.00%	2.00%	2.00%	Assumption is made to set dividend yield at 2% because 1) there will be a limited ability to pay dividends in the near term and 2) it is in line with the dividend yield of the main competitors
Value RSU in USD	10.83	10.62	10.41	0	0

	Time RSU	Comments

Variable
Stock price (USD)	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	For valuation purposes set to 0.01
Time (years)	2.5	Time to vest as per the contract
Risk free rate	0.86%	USD risk free rate obtained from Bloomberg
Expected volatility	24.40%	Assumption is made to base volatility on the average volatility of main competitors because Atento S.A. itself is listed in October 2014
Dividend yield	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06

	Time RSU	Time RSU	Comments

Variable
Stock price (USD)	9.07	9.07	Stock price of Atento S.A. in USD at grant date July 1, 2016
Strike price (USD)	0.01	0.01	For valuation purposes set to 0.01
Time (years)	0.25	1.5	Time to vest as per the contract
Risk free rate	18.00%	85.00%	USD risk free rate obtained from Bloomberg
Expected volatility	36.29%	36.87%	Volatility based on shares prices from Atento S.A.
Dividend yield	0.01%	0.01%	Assumption is made here that no dividends will be paid out as this is not in the line of expectations
Value RSU in USD	9.06	9.06

c) Outstanding RSUs

As of December 31, 2017, there are 1,148,625 Time RSUs outstanding related to 2016 Grant and 861,863 Time RSUs outstanding related to 2017 Grant. Holders of RSUs will receive the equivalent in shares of Atento S.A. without cash settlement of stock values when the RSUs vest.

For the Time RSU, the Management has made the following assumptions regarding the service conditions:

The 2016 Grant:

• For the first, second and third year, it is expected that 80% of the holders of the Time RSUs will meet the service condition for three years.

The 2017 Grant:

• For the first, second and third year, it is expected that 80% of the holders of the Time RSUs will meet the service condition for three years.

The 2014 Plan	Time RSU	Performance RSU
Outstanding December 31, 2016	119,634	871,649
Forfeited (*)	(15,880)	(871,649)
Vested (**)	(103,754)	-

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2014 Plan	Time RSU	Time RSU
Outstanding December 31, 2015	119,634	871,649
Forfeited (*)	(15,880)	(871,649)
Vested (**)	(103,754)	-

(*) RSUs are forfeited during the year due to employees failing to satisfy the service or non-market performance conditions.
(**) As of October 1, 2016, a total of 103,754 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.

The 2016 Plan		Time RSU
Outstanding December 31, 2016		1,367,896
Forfeited (*)		(219,271)
Outstanding December 31, 2017		1,148,625
(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The 2016 Extraordinary Plan		Time RSU
Grantes July 1, 2016		82,157
Vested (*)		(54,171)
Outstanding December 31, 2016		27,986
Forfeited (**)		(27,986)
(*) As of October 1, 2016, a total of 54,171 Time RSUs of the Time Restricted Stock Unit Award Agreement became vested and were exercised.
(**) RSUs are forfeited in first quarter of 2017 due to employees failing to satisfy the service conditions.

The 2017 Plan		Time RSU
Granted July 3, 2017		886,187
Forfeited (*)		(24,324)
Outstanding December 31, 2017		861,863

(*) RSUs are forfeited during the year due to employees failing to satisfy the service conditions.

The movement of the RSUs shared with the subsidiaries during 2016 is as follow:

The 2014 Plan
	Time RSU				Performance RSU
Country	Balance as of December 31, 2016	Forfeited	Vested	Balance December 31, 2017	Balance as of December 31, 2016	Forfeited	Balance December 31, 2017
Argentina	6,095	(1,099)	(4,996)	-	18,229	(18,229)	-
Brazil	49,564	(13,510)	(36,054)	-	306,743	(306,743)	-
Chile	4,925	(1)	(4,924)	-	48,345	(48,345)	-
Spain	15,183	49	(15,232)	-	94,371	(94,371)	-
France	2,060	(2,060)	-	-	3,845	(3,845)	-
Guatemala	1,024	(1)	(1,023)	-	1,911	(1,911)	-
Mexico	22,933	(13,192)	(9,741)	-	102,938	(102,938)	-
Morocco	1,468	-	(1,468)	-	2,742	(2,742)	-
Peru	2,602	1,097	(3,699)	-	8,096	(8,096)	-
United States	13,780	12,837	(26,617)	-	284,429	(284,429)	-
Total	119,634	(15,880)	(103,754)	-	871,649	(871,649)	-

The 2014 Plan
	Time RSU
Country	Balance as of December 31, 2016	Forfeited	Vested	Balance December 31, 2017
Argentina	6,095	-1,099	-4,996	-
Brazil	49,564	-13,510	-36,054	-
Chile	4,925	-1	-4,924	-
Spain	15,183	49	-15,232	-
France	2,060	-2,060	-	-
Guatemala	1,024	-1	-1,023	-
Mexico	22,933	-13,192	-9,741	-
Morocco	1,468	-	-1,468	-
Peru	2,602	1,097	-3,699	-
United States	13,780	12,837	-26,617	-
Total	119,634	-15,880	-103,754	-

The 2016 Plan
	Time RSU
Country	Balance as of December 31, 2016	Forfeited	Balance December 31, 2017
Argentina	21,981	(5,458)	16,523
Brazil	214,764	(13,715)	201,049
Chile	67,395	(5,870)	61,525
Colombia	10,940	-	10,940
Spain	124,761	(23,271)	101,490
Guatemala	-	798	798
Mexico	143,052	(35,557)	107,495
Peru	16,462	(11,176)	5,286
United States	768,541	(125,022)	643,519
Total	1,367,896	(219,271)	1,148,625

The 2016 Extraordinary Plan	Time RSU
Country	Balance as of December 31, 2015	Granted	Vested	Forfeited
United States	-	81,257	-54,171	-27,086
Total	-	81,257	-54,171	-27,086

The 2017 Plan
	Time RSU
Country	Balance as of December 31, 2016	Granted	Vested	Balance December 31, 2017
Brazil	-	141,991	(24,324)	117,667
Chile	-	66,028	-	66,028
Spain	-	69,398	-	69,398
United States	-	608,770	-	608,770
Total	-	886,187	(24,324)	861,863

d) Impacts in Profit or Loss

In 2017, 4,923 thousand U.S. dollars (1,535 thousand U.S. dollars as at December 31, 2016 and 1,982 thousand U.S. dollars as at December 31, 2015) related to stock-based compensation were recorded as Employee benefit expenses.

The Time RSU has been split into two options for valuation purposes to reflect correctly the fact that 50% of the Time RSUs vests on October 1, 2016 and the remaining 50% will vest on October 1, 2017.

The Performance RSU has one market condition which needs to be taken into account when determining the grant date fair value. Two scenarios have been used to determine this fair value. For scenario “TSR 1” a compound annual growth of 10% was used; and for scenario “TSR 2” a compound annual growth rate of 22%. Given the base line price of USD15.00 (which was the opening price when Atento went to the stock exchange), a current stock price of USD 11.06 and a low expected volatility, it is unlikely that the PRSUs of the TSR Tranche will vest. This results in a low valuation.

The Adjusted EBITDA Tranche is not included in the fair value condition as this tranche has a nonmarket performance condition.

The 2016 Plan:

The Time RSU reflects the fact that 100% of the Time RSUs will vest on January 4, 2019.

The 2016 Extraordinary Plan: